DEBT AND CREDIT AGREEMENTS - Summary of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current liabilities:
Long-term debt payable within one year	$ 925	$ 1,150
Long-term liabilities:
Long-term debt	17,668	15,905
Total long-term debt	$ 18,593	$ 17,055